Long-term debt, Delivery Financing Arrangements (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2017 rig	Dec. 31, 2020 USD ($) rig	Dec. 31, 2019 USD ($)
Credit Facility [Abstract]
Purchase price per jack up rigs		$ 87.0
Book value of jackup rigs pledged as collateral for long-term debt facilities		2,822.3	$ 2,586.5
Principal		1,857.5	1,679.7
Delivery Financing from PPL
Credit Facility [Abstract]
Accrued interest payable		1.0
Principal		$ 753.3	$ 753.3
Delivery Financing from PPL
Credit Facility [Abstract]
Number of premium jack up rigs agreed to acquire | rig	9
Number Of Jack Up Rigs Delivered | rig		9
Term of guaranteed maturity		60 months
Book value of jackup rigs pledged as collateral for long-term debt facilities		$ 1,296.3